Commitments and Contingencies - Supplemental Information Related to Operating Leases (Details)	Nov. 30, 2023	May 31, 2023
Commitments and Contingencies.
Weighted average remaining lease term	2 years 4 months 24 days	2 years 10 months 24 days
Weighted average discount rate	10.00%	10.00%